INCOME TAXES - Deferred income taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	$ (6,281)	$ (6,379)
Recovery (expense) in net income	(181)	292
Expense in other comprehensive income	4	(194)
Acquired through the MLSE Transaction	(3,036)
Deferred tax assets (liabilities), end of period	(9,494)	(6,281)
Property, plant and equipment and inventory
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(3,225)	(3,509)
Recovery (expense) in net income	(133)	284
Expense in other comprehensive income	0	0
Acquired through the MLSE Transaction	(79)
Deferred tax assets (liabilities), end of period	(3,437)	(3,225)
Goodwill and other intangibles
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(3,345)	(3,316)
Recovery (expense) in net income	31	(29)
Expense in other comprehensive income	0	0
Acquired through the MLSE Transaction	(3,012)
Deferred tax assets (liabilities), end of period	(6,326)	(3,345)
Investments
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(2)	(2)
Recovery (expense) in net income	(7)	1
Expense in other comprehensive income	2	(1)
Acquired through the MLSE Transaction	(75)
Deferred tax assets (liabilities), end of period	(82)	(2)
Lease liabilities
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	571	554
Recovery (expense) in net income	57	17
Expense in other comprehensive income	0	0
Acquired through the MLSE Transaction	7
Deferred tax assets (liabilities), end of period	635	571
Contract and deferred commission cost assets
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(179)	(123)
Recovery (expense) in net income	(58)	(56)
Expense in other comprehensive income	0	0
Acquired through the MLSE Transaction	0
Deferred tax assets (liabilities), end of period	(237)	(179)
Other
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(101)	17
Recovery (expense) in net income	(71)	75
Expense in other comprehensive income	2	(193)
Acquired through the MLSE Transaction	123
Deferred tax assets (liabilities), end of period	$ (47)	$ (101)